WARRANT LIABILITY	12 Months Ended
Dec. 31, 2021
Warrant Liability
WARRANT LIABILITY

NOTE 12 – WARRANT LIABILITY:

a)	January 2020 Warrants

Certain warrants issued in January 2020 were issued with an exercise price denominated in Canadian Dollars (CAD) rather than the functional currency of the Company - New Israeli Shekels (NIS). These warrants were recorded at their fair value at the end of each reporting period and classified as a derivative liability.

On June 30, 2021, warrant holders, owning 220,589 warrants, exercisable at CAD$1.95, and the Company, agreed that the exercise price of CAD$1.95 would be payable in New Israeli Shekels (based on a NIS 2.65 to CAD$1.00 exchange rate) and therefore the Company reclassified the balance of the warrant liability in respect of these warrants as equity ($1,788). The Company also entered into a foreign currency hedge contract to protect against any negative currency fluctuation against the CAD.

As of December 31, 2021, the warrant liability was $51 and the Company recorded a loss on the revaluation of the total warrant liability for the year ended December 31, 2021, of $1,788 in the Consolidated Statement of Comprehensive Loss. The Black-Scholes option pricing model was used to measure the derivative warrant liability with the following assumptions: volatility of 82% using the historical prices of the Company, risk-free interest rate of 0.064%, expected life of 0.08 years and share price of $13.72. As of December 31 ,2021, there are 16,312 warrants classified as a liability.

The following is the reconciliation of the fair value that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance at January 1, 2020	$-
Issuance at January 30, 2020	214
Revaluation at December 31, 2020	71

Balance at December 31, 2020	285
Warrants exercised	(342)
Revaluations	1,896
Reclassification to Warrant Reserve	$(1,788)

Balance at December 31, 2021	$51

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 12 – WARRANT LIABILITY (CONTINUED):

b)	November 2020 and December 2020 Warrants

Certain warrants issued in November and December 2020 were issued with an exercise price denominated in Canadian Dollars (CAD) rather than the functional currency of the Company – New Israeli Shekels (NIS). These warrants were recorded at their fair value at the end of each reporting period and classified as a derivative liability.

As of March 31, 2021, the warrant liability was $35,175 and the Company recorded a loss on the revaluation of the total warrant liability on March 31, 2021, of $26,816 in the Consolidated Statement of Comprehensive Loss. The Black-Scholes option pricing model was used to measure the derivative warrant liability with the following assumptions: volatility of 79% using the historical prices of the Company, risk-free interest rate of 1.002%, expected life of 4.63 years and share price of $9.30.

On March 31, 2021, warrant holders, owning 5,816,785 warrants, exercisable at CAD$2.70, and the Company, agreed that the exercise price of CAD$2.70 would be payable in New Israeli Shekels (based on a NIS 2.65 to CAD$1.00 exchange rate) and therefore the Company reclassified the balance of the warrant liability in respect of these warrants as equity ($35,065). The Company also entered into a foreign currency hedge contract to protect against any negative currency fluctuation against the CAD. As of December 31, 2021, all the November 2020 and December 2020 warrants are classified as equity.

The following is the reconciliation of the fair value that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance on January 1, 2020	$-
Issuance at November 16, 2020	3,537
Issuance at December 29, 2020	1,698
Revaluation at December 31,2020	3,156

Balance at December 31, 2020	$8,391
Revaluation at March 31, 2021	26,816
Reclassification to Warrant Reserve	(35,207)

Balance at December 31, 2021	$-

A2Z SMART TECHNOLOGIES CORP.

(Formerly A2Z TECHNOLOGIES CANADA CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 12 – WARRANT LIABILITY (CONTINUED):

c)	April and May 2021 Warrants

Certain warrants were issued with an exercise price denominated in Canadian Dollars (CAD) rather than the functional currency of the Company – New Israeli Shekels (NIS). These warrants were recorded at their fair value at the end of each reporting period and classified as a derivative liability.

As of June 30, 2021, the warrant liability was $7,093 and the Company recorded a loss on the revaluation of the total warrant liability for the year ended December 31, 2021 of $2,307 in the Consolidated Statement of Comprehensive Loss. The Black-Scholes option pricing model was used to measure the derivative warrant liability with the following assumptions: volatility of 111% using the historical prices of the Company, risk-free interest rate of 0.41%, expected life of 1.79 years and share price of $11.91.

On June 30, 2021, warrant holders owning 583,703 warrants, exercisable at CAD$11.04, and the Company, agreed that the exercise price of CAD$11.04 would be payable in NIS (based on a NIS 2.63 to CAD$1.00 exchange rate) and therefore the Company reclassified the balance of the warrant liability in respect of these warrants, as equity ($6,846). The Company also entered into a foreign currency hedge contract to protect against any negative currency fluctuation against the CAD.

As of August 29, 2021, the warrant liability was $247 and the Company recorded a gain on the revaluation of the total warrant liability for the year ended December 31, 2021, of $124 in the Condensed Consolidated Interim Statement of Comprehensive Loss. The Black-Scholes option pricing model was used to measure the derivative warrant liability with the following assumptions: volatility of 134% using the historical prices of the Company, risk-free interest rate of 0.41%, expected life of 1.62 years and share price of $6.69. As of December 31, 2021, all the April and May 2021 warrants are classified as equity.

The following is the reconciliation of the fair value that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance at January 1, 2021	$-
Issuance at June 4, 2021	4,786
Revaluation at June 30 ,2021	2,307
Reclassification to Warrant Reserve	(6,846)

Balance at June 30, 2021	247
Revaluation at August 29 ,2021	(124)
Reclassification to Warrant Reserve	(123)

Balance at December 31, 2021	$-